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November 8, 2024	27226.00020

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Matthews International Funds (File No. 333-281860)

Ladies and Gentlemen:

We are counsel to the Matthews International Funds, d/b/a the Matthews Asia Funds (the “Registrant”), and hereby submit for review the enclosed Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 (the “Amendment”).

The purpose of the Amendment is to provide disclosure intended to address the comments received from the Securities and Exchange Commission’s staff with respect to the Registrant’s previously filed Form N-14, which contained disclosure relating to the proposed reorganization of the Matthews Asian Growth and Income Fund into the Matthews Emerging Markets Equity Fund, each such Fund an existing series of the Registrant. A separate comment response letter has been filed on or about this date.

Please contact the undersigned at (415) 856-7007 with comments and questions.

Very truly yours,

/s/ David A. Hearth

David A. Hearth

for PAUL HASTINGS LLP